Fair Value Of Financial Instruments (Fair Value Of Financial Assets And Financial Liabilities Measured On Recurring Basis, Fair Value Level 1) (Details)	Sep. 30, 2011 USD ($)		Sep. 30, 2011 JPY (¥)		Mar. 31, 2011 JPY (¥)		Sep. 30, 2011 Level 1 [Member] USD ($)	Sep. 30, 2011 Level 1 [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] JPY (¥)	Sep. 30, 2011 After Counterparty And Cash Collateral Netting [Member] USD ($)	Sep. 30, 2011 After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Sep. 30, 2011 Counterparty And Cash Collateral Netting [Member] USD ($)		Mar. 31, 2011 Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Level 1 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Level 1 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Level 1 [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] Level 1 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] Level 1 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] Level 1 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Private Equity [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Private Equity [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Private Equity [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Japanese Government Securities [Member] Level 1 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Japanese Government Securities [Member] Level 1 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Japanese Government Securities [Member] Level 1 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Japanese Government Securities [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Japanese Government Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Japanese Government Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Japanese Agency And Municipal Securities [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Japanese Agency And Municipal Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Japanese Agency And Municipal Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] Level 1 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] Level 1 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] Level 1 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] Level 1 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] Level 1 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] Level 1 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] Level 1 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] Level 1 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] Level 1 [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] Level 1 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] Level 1 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] Level 1 [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] Level 1 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] Level 1 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] Level 1 [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] Level 1 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] Level 1 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] Level 1 [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Netting [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Netting [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Netting [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Level 1 [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Level 1 [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Level 1 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Equities [Member] Level 1 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Equities [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Equities [Member] Level 1 [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Equities [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Equities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Equities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Japanese Government Securities [Member] Level 1 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Japanese Government Securities [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Japanese Government Securities [Member] Level 1 [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Japanese Government Securities [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Japanese Government Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Japanese Government Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Japanese Agency And Municipal Securities [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Japanese Agency And Municipal Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Japanese Agency And Municipal Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Foreign Government, Agency And Municipal Securities [Member] Level 1 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Foreign Government, Agency And Municipal Securities [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Foreign Government, Agency And Municipal Securities [Member] Level 1 [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Foreign Government, Agency And Municipal Securities [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Foreign Government, Agency And Municipal Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Foreign Government, Agency And Municipal Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Bank And Corporate Debt Securities [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Bank And Corporate Debt Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Bank And Corporate Debt Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Mortgage And Other Mortgage-Backed Securities [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Mortgage And Other Mortgage-Backed Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Collateralized Debt Obligations ("CDO") And Other [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Investment Trust Funds And Other [Member] Level 1 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Investment Trust Funds And Other [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Investment Trust Funds And Other [Member] Level 1 [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Investment Trust Funds And Other [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Investment Trust Funds And Other [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Investment Trust Funds And Other [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Equity Contracts [Member] Level 1 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Equity Contracts [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Equity Contracts [Member] Level 1 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Equity Contracts [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Equity Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Equity Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Interest Rate Contracts [Member] Level 1 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Interest Rate Contracts [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Interest Rate Contracts [Member] Level 1 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Interest Rate Contracts [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Interest Rate Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Interest Rate Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Credit Contracts [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Credit Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Credit Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Foreign Exchange Contracts [Member] Level 1 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Foreign Exchange Contracts [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Foreign Exchange Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Foreign Exchange Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Commodity Contracts [Member] Level 1 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Commodity Contracts [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Commodity Contracts [Member] Level 1 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Commodity Contracts [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Commodity Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Commodity Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Netting [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Netting [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Netting [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)
Total cash instruments																	$ 91,080,000,000		¥ 7,018,000,000,000		¥ 7,081,000,000,000	$ 176,590,000,000		¥ 13,605,000,000,000		¥ 13,751,000,000,000								$ 8,110,000,000	[1],[2]	¥ 625,000,000,000	[1],[2]	¥ 951,000,000,000	[1],[2]	$ 23,770,000,000	[1],[2]	¥ 1,831,000,000,000	[1],[2]	¥ 2,302,000,000,000	[1],[2]	$ 3,380,000,000	[1],[2]	¥ 260,000,000,000	[1],[2]	¥ 289,000,000,000	[1],[2]	$ 32,840,000,000	[1]	¥ 2,530,000,000,000	[1]	¥ 2,663,000,000,000	[1]	$ 32,840,000,000	[1]	¥ 2,530,000,000,000	[1]	¥ 2,663,000,000,000	[1]	$ 1,470,000,000	[1]	¥ 113,000,000,000	[1]	¥ 159,000,000,000	[1]	$ 48,390,000,000	[1]	¥ 3,729,000,000,000	[1]	¥ 3,382,000,000,000	[1]	$ 62,180,000,000	[1]	¥ 4,791,000,000,000	[1]	¥ 4,194,000,000,000	[1]	$ 20,070,000,000	[1]	¥ 1,546,000,000,000	[1]	¥ 1,619,000,000,000	[1]	$ 1,550,000,000	[1]	¥ 120,000,000,000	[1]	¥ 199,000,000,000	[1]	$ 25,610,000,000	[1]	¥ 1,973,000,000,000	[1]	¥ 1,966,000,000,000	[1]	$ 1,450,000,000	[1]	¥ 112,000,000,000	[1]	¥ 130,000,000,000	[1]	$ 2,080,000,000	[1],[3]	¥ 160,000,000,000	[1],[3]	¥ 106,000,000,000	[1],[3]	$ 1,740,000,000	[1]	¥ 134,000,000,000	[1]	¥ 85,000,000,000	[1]	$ 2,190,000,000	[1]	¥ 169,000,000,000	[1]	¥ 124,000,000,000	[1]
Total derivatives	364,340,000,000		28,069,000,000,000		16,919,000,000,000												11,970,000,000	[4]	922,000,000,000	[4]	698,000,000,000	25,090,000,000	[4]	1,933,000,000,000	[4]	1,491,000,000,000		(339,250,000,000)	[4],[5]	(26,136,000,000,000)	[4],[5]	(15,428,000,000,000)	[5]																																																																																											11,700,000,000	[4]	901,000,000,000	[4]	653,000,000,000	24,790,000,000	[4]	1,910,000,000,000	[4]	1,472,000,000,000	230,000,000	[4]	18,000,000,000	[4]	16,000,000,000	275,810,000,000	[4]	21,249,000,000,000	[4]	11,969,000,000,000	34,930,000,000	[4]	2,691,000,000,000	[4]	2,066,000,000,000	0	[4]	0	[4]	0	28,440,000,000	[4]	2,191,000,000,000	[4]	1,315,000,000,000	40,000,000	[4]	3,000,000,000	[4]	29,000,000,000	370,000,000	[4]	28,000,000,000	[4]	97,000,000,000	(339,250,000,000)	[4]	(26,136,000,000,000)	[4]	(15,428,000,000,000)	(339,250,000,000)	[4],[5]	(26,136,000,000,000)	[4],[5]	(15,428,000,000,000)	[5]
Subtotal																	103,050,000,000		7,940,000,000,000		7,779,000,000,000	201,680,000,000		15,538,000,000,000		15,242,000,000,000		(339,250,000,000)	[5]	(26,136,000,000,000)	[5]	(15,428,000,000,000)	[5]
Loans and receivables																						3,750,000,000	[6]	289,000,000,000	[6]	554,000,000,000	[6]
Collateralized agreements	187,585,000,000		14,451,579,000,000		15,156,318,000,000																	10,190,000,000	[7]	785,000,000,000	[7]	904,000,000,000	[7]
Other assets	23,000,000		1,805,000,000
Non-trading debt securities	2,750,000,000		212,000,000,000														8,580,000,000		661,000,000,000		513,000,000,000	11,100,000,000		855,000,000,000		592,000,000,000
Other	19,201,000,000		1,479,214,000,000		568,493,000,000												1,910,000,000	[2]	147,000,000,000	[2]	121,000,000,000	3,040,000,000	[2]	234,000,000,000	[2]	146,000,000,000
Total							113,540,000,000		8,413,000,000,000	229,760,000,000		17,438,000,000,000	(339,250,000,000)	[5]	(15,428,000,000,000)	[5]			8,748,000,000,000					17,701,000,000,000						(26,136,000,000,000)	[5]
Total cash instruments								5,056,000,000,000			5,786,000,000,000																																																																																																																																																																									65,640,000,000				6,114,000,000,000		75,110,000,000				7,033,000,000,000								12,240,000,000	943,000,000,000	1,444,000,000,000	13,550,000,000	1,044,000,000,000	1,535,000,000,000	21,360,000,000	1,645,000,000,000	1,588,000,000,000	21,360,000,000	1,645,000,000,000	1,588,000,000,000	30,000,000	2,000,000,000	2,000,000,000	31,730,000,000	2,444,000,000,000	3,018,000,000,000	37,140,000,000	2,861,000,000,000	3,527,000,000,000	2,700,000,000	208,000,000,000	316,000,000,000	10,000,000	1,000,000,000	1,000,000,000	10,000,000	1,000,000,000	0	0	0	0	310,000,000	24,000,000,000	64,000,000,000	310,000,000	24,000,000,000	64,000,000,000
Total derivatives	358,290,000,000	[8]	27,603,000,000,000	[8]	16,860,000,000,000	[8]																																																																																																																																																																														12,200,000,000		940,000,000,000		757,000,000,000	[4]	21,550,000,000		1,661,000,000,000		1,656,000,000,000	[4]	(341,100,000,000)	[5]	(26,278,000,000,000)	[5]	(15,577,000,000,000)	[4],[5]																																								11,930,000,000	919,000,000,000	723,000,000,000	[4]	25,040,000,000	1,929,000,000,000	1,577,000,000,000	[4]	260,000,000	20,000,000,000	15,000,000,000	[4]	275,440,000,000	21,220,000,000,000	12,068,000,000,000	[4]	34,990,000,000	2,696,000,000,000	2,093,000,000,000	[4]	0	[4]	26,750,000,000	2,061,000,000,000	1,388,000,000,000	[4]	10,000,000	1,000,000,000	19,000,000,000	[4]	430,000,000	33,000,000,000	107,000,000,000	[4]	(341,100,000,000)	(26,278,000,000,000)	(15,577,000,000,000)	[4]	(341,100,000,000)	[5]	(26,278,000,000,000)	[5]	(15,577,000,000,000)	[4],[5]
Subtotal																																																																																																																																																																																				77,840,000,000		5,996,000,000,000		6,871,000,000,000		96,660,000,000		7,447,000,000,000		8,689,000,000,000		(341,100,000,000)	[5]	(26,278,000,000,000)	[5]	(15,577,000,000,000)	[5]
Short-term borrowings	1,768,000,000		136,182,000,000		183,524,000,000																																																																																																																																																																																					1,770,000,000	[9]	136,000,000,000	[9]	183,000,000,000	[9]
Payables and deposits																																																																																																																																																																																										10,000,000	[10]	1,000,000,000	[10]	1,000,000,000	[10]
Collateralized financing	180,631,000,000		13,915,838,000,000		13,686,438,000,000																																																																																																																																																																																					1,270,000,000		98,000,000,000		332,000,000,000
Long-term borrowings																																																																																																																																																																																				1,350,000,000	[11],[12],[9]	104,000,000,000	[11],[12],[9]	126,000,000,000	[11],[12],[9]	21,320,000,000	[11],[12],[9]	1,642,000,000,000	[11],[12],[9]	1,933,000,000,000	[11],[12],[9]
Other liabilities																																																																																																																																																																																				300,000,000		23,000,000,000		44,000,000,000		300,000,000		23,000,000,000		44,000,000,000
Total							$ 79,490,000,000		¥ 7,041,000,000,000	$ 121,330,000,000		¥ 11,182,000,000,000	$ (341,100,000,000)	[5]	¥ (15,577,000,000,000)	[5]																																																																																																																																																																						¥ 6,123,000,000,000						¥ 9,347,000,000,000						¥ (26,278,000,000,000)	[5]

[1]	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
[2]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[3]	Includes collateralized loan obligations (CLO) and asset-backed securities (ABS) (e.g., credit card loans, auto loans, student loans and etc.).
[4]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
[5]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
[6]	Includes loans elected for the fair value option.
[7]	Includes collateralized agreements or collateralized financing elected for the fair value option.
[8]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[9]	Includes structured notes elected for the fair value option.
[10]	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
[11]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[12]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.